FAIR VALUE MEASUREMENT (Tables)	12 Months Ended
Sep. 30, 2020
Available-For-Sale Securities Recorded in Long-Term Investments Included Redeemable Preferred Shares, Call Option and Contingent Consideration Payable Measured and Recorded At Fair Value Recurring Basis
Available-for-sale securities recorded in long-term investments included redeemable preferred shares. Available-for-sale securities recorded in short-term investments included certain financial products with early redemption options and no specified maturity dates.
The Group has no financial liabilities that are measured at fair value on a recurring basis. The Group’s financial assets measured at fair value on a recurring basis are as follows:

	For the year ended September 30, 2020
	Fair value as of September 30, 2020	Quoted prices in active markets for identical assets	Significant other observable inputs	Significant unobservable inputs
		(Level 1)	(Level 2)	(Level 3)
	US$	US$	US$	US$
Fair value measured
Cash and cash equivalents	80,056	80,056	—	—
Short-term investments:
Available-for-sale securities	20,343	—	20,343	—
Long-term investments:
Available-for-sale securities	9,109	—	2,353	6,756

Total assets measured at fair value	109,508	80,056	22,696	6,756

	For the year ended September 30, 2019
	Fair value as of September 30, 2019	Quoted prices in active markets for identical assets	Significant other observable inputs	Significant unobservable inputs
		(Level 1)	(Level 2)	(Level 3)
	US$	US$	US$	US$
Fair value measured
Cash and cash equivalents	67,977	67,977	—	—
Short-term investments:
Available-for-sale securities	20,601	—	20,601	—
Long-term investments:
Available-for-sale securities	8,340	—	1,289	7,051

Total assets measured at fair value	96,918	67,977	21,890	7,051

Summary of Reconciliation for the Fair Value Measurements of Assets and Liabilities
The following table provides additional information of reconciliation for the fair value measurements of assets using significant unobservable inputs (Level 3).

Available-for-sale Investments
US$
Balance as of September 30, 2018	4,648

Transfer from L evel 2 fair value measurement	2,327
Transfer to L evel 2 fair value measurement	(1,154)
Unrealized gain	1,459
Exchange loss	(229)

Balance as of September 30, 2019	7,051

Transfer from L evel 2 fair value measurement	1,289
Transfer to L evel 2 fair value measurement	(2,434)
Unrealized gain	606
Exchange gain	244

Balance as of September 30, 2020	6,756